Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Additional Information (Detail) $ in Thousands						1 Months Ended					12 Months Ended
	Nov. 21, 2025 EUR (€)	Mar. 25, 2025 EUR (€)	Mar. 25, 2025 USD ($)	Apr. 09, 2024 EUR (€)	Mar. 31, 2024	Jun. 30, 2025 EUR (€)	Oct. 31, 2024 EUR (€)	Oct. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jan. 31, 2024	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 USD ($)
Disclosure Of Transactions Between Related Parties [Line Items]
Loans and/or guarantees provided to key management personnel											€ 0
Description of related party transactions, arm's length basis											All outstanding balances with these related parties are to be settled in cash within three months of the reporting date.
Guarantees given, related party transactions											€ 0
Guarantees received, related party transactions											0
Amount paid back to parent's majority shareholder				€ 2,500,000							10,000,000	€ 2,500,000
Long-term debt interest rate spread				2.50%	2.50%					2.95%
Interest bearing loan maturity date				Mar. 31, 2027	Mar. 31, 2027
Purchase of property, plant and equipment								$ 12,100			6,222,000	5,209,000	€ 10,299,000
Advance payment		€ 7,644,000	$ 8,300				€ 3,658,000	$ 3,800
Long-term loan											30,346,000	18,720,000
Long-term debt interest rate basis										Euribor 3M
Lease liabilities											€ 49,443,000	€ 57,750,000	€ 62,327,000
Natuzzi Singapore PTE. LTD. [Member] | Truong Thanh Furniture Corporation (TTF) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Long-term debt interest rate spread									0.25%
Long-term loan | $									$ 1,400
Borrowings term									12 months
Addtional nenewable term									12 months
Long-term debt interest rate basis									USD 1-Month
Proportion of ownership interest in subsidiary											20.00%
Natuzzi Uk Retail Limited [Member] | Reflex marketing [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Proportion of voting rights held by minority shareholders											30.00%
Natuzzi Vietnam JSC [Member] | Truong Thanh Furniture Corporation (TTF) [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Proportion of ownership interest in subsidiary						5.00%
Parent [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Long-term loan	€ 15,000,000					€ 15,000,000,000
Proceeds from borrowings											€ 10,000,000
Repayments of borrowings	€ 5,000,000,000
Related Parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Annual rent | $														$ 700
Lease liabilities											€ 3,733,000
Lease expiration date											Dec. 31, 2034			Dec. 31, 2034
Lessee operating lease term											9 years 9 months